Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurement on Company's Assets and Liabilities

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2016 and 2015:

	As of September 30, 2016
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$449,288	$—	$—	$449,288
U.S. government treasuries	105,513	—	—	105,513
Corporate bonds	—	96,154	—	96,154
U.S. agency securities	—	48,393	—	48,393
Commercial paper and certificates of deposit	—	42,498	—	42,498
Asset backed obligations	—	30,194	—	30,194
Supranational and sovereign debt	—	8,342	—	8,342

Total available-for-sale securities	554,801	225,581	—	780,382

Derivative financial instruments, net	—	16,067	—	16,067

Other liabilities	—	—	(24,597)	(24,597)

Total	$554,801	$241,648	$(24,597)	$771,852

	As of September 30, 2015
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$470,286	$—	$—	$470,286
U.S. government treasuries	117,452	—	—	117,452
Corporate bonds	—	101,603	—	101,603
U.S. agency securities	—	45,181	—	45,181
Commercial paper and certificates of deposit	2,015	25,487	—	27,502
Asset backed obligations	—	29,215	—	29,215
Supranational and sovereign debt	—	10,443	—	10,443

Total available-for-sale securities	589,753	211,929	—	801,682

Derivative financial instruments, net	—	(13,097)	—	(13,097)

Other liabilities	—	—	(3,266)	(3,266)

Total	$589,753	$198,832	$(3,266)	$785,319